Fair Value Measurement - Summary of Carrying Amounts and Fair Values of Long-Term Debt Obligations (Detail) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Carrying Amount	$ 135,500	$ 141,514
Long-term debt	127,062	126,201
Current portion of long-term debt	8,438	15,313
Carrying Amount | Line of Credit | Revolving Credit Facility
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Carrying Amount	50,500	0
Fair Value | Line of Credit | Revolving Credit Facility
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair Value	50,500	0
Term loan facility
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt	76,600
Current portion of long-term debt	8,400
Term loan facility | Line of Credit
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt		126,200
Current portion of long-term debt		15,300
Term loan facility | Carrying Amount | Line of Credit
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Carrying Amount	85,000	141,514
Term loan facility | Fair Value | Line of Credit
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair Value	$ 84,363	$ 139,213